Summary of Significant Accounting Policies - Schedule of Company’s Financial Assets and Liabilities (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Assets:
Investments in marketable securities	RM 29,183,340	$ 7,195,103	RM 22,594,500	RM 4,434,792
Quoted Prices in Active Market (Level 1) [Member]
Assets:
Investments in marketable securities	29,183,340		22,594,500	4,434,792
Significant Other Observable Input (Level 2) [Member]
Assets:
Investments in marketable securities
Significant Other Unobservable Input (Level 3) [Member]
Assets:
Investments in marketable securities